Foreign Exchange (Loss)/Gain - Schedule of Foreign Exchange (Loss)/Gain (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Exchange (Loss)/Gain [Abstract]
Foreign exchange (loss)/gain	$ (66)	$ 1,016	$ 1,458